Debt (Details) - Schedule of senior secured notes - Senior Secured Notes [Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Details Schedule Of Senior Secured Notes [Line Items]
Principal amount	$ 43,125	$ 43,125	$ 50,000
Accrued (prepaid) interest	(62)	4,354	1,278
Unamortized debt discount	(4,578)	(5,210)	(9,376)
Total	$ 38,485	$ 42,269	$ 41,902